Shareholders’ Equity (Deficit) - Schedule of Fair Value of the Warrants Granted (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares
Schedule of Fair Value of the Warrants Granted [Line Items]
Risk-free interest rate	3.59%
Expected volatility	79.85%	[1]
Dividend yield
Contractual life (in years)	3 years
Exercise price	$ 5
Warrant [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Risk-free interest rate	3.72%
Expected volatility	81.71%	[1]
Dividend yield
Contractual life (in years)	5 years
Exercise price	$ 10

[1]	Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.